Expense Example, No Redemption - Prospectus #3	Eaton Vance Floating-Rate Advantage Fund Advisers Class 1 Year	Eaton Vance Floating-Rate Advantage Fund Advisers Class 3 Years	Eaton Vance Floating-Rate Advantage Fund Advisers Class 5 Years	Eaton Vance Floating-Rate Advantage Fund Advisers Class 10 Years	Eaton Vance Floating-Rate Advantage Fund Class A 1 Year	Eaton Vance Floating-Rate Advantage Fund Class A 3 Years	Eaton Vance Floating-Rate Advantage Fund Class A 5 Years	Eaton Vance Floating-Rate Advantage Fund Class A 10 Years	Eaton Vance Floating-Rate Advantage Fund Class C 1 Year	Eaton Vance Floating-Rate Advantage Fund Class C 3 Years	Eaton Vance Floating-Rate Advantage Fund Class C 5 Years	Eaton Vance Floating-Rate Advantage Fund Class C 10 Years	Eaton Vance Floating-Rate Advantage Fund Class I 1 Year	Eaton Vance Floating-Rate Advantage Fund Class I 3 Years	Eaton Vance Floating-Rate Advantage Fund Class I 5 Years	Eaton Vance Floating-Rate Advantage Fund Class I 10 Years	Eaton Vance Floating-Rate Advantage Fund Class R6 1 Year	Eaton Vance Floating-Rate Advantage Fund Class R6 3 Years	Eaton Vance Floating-Rate Advantage Fund Class R6 5 Years	Eaton Vance Floating-Rate Advantage Fund Class R6 10 Years	Eaton Vance Floating-Rate Fund Advisers Class 1 Year	Eaton Vance Floating-Rate Fund Advisers Class 3 Years	Eaton Vance Floating-Rate Fund Advisers Class 5 Years	Eaton Vance Floating-Rate Fund Advisers Class 10 Years	Eaton Vance Floating-Rate Fund Class A 1 Year	Eaton Vance Floating-Rate Fund Class A 3 Years	Eaton Vance Floating-Rate Fund Class A 5 Years	Eaton Vance Floating-Rate Fund Class A 10 Years	Eaton Vance Floating-Rate Fund Class C 1 Year	Eaton Vance Floating-Rate Fund Class C 3 Years	Eaton Vance Floating-Rate Fund Class C 5 Years	Eaton Vance Floating-Rate Fund Class C 10 Years	Eaton Vance Floating-Rate Fund Class I 1 Year	Eaton Vance Floating-Rate Fund Class I 3 Years	Eaton Vance Floating-Rate Fund Class I 5 Years	Eaton Vance Floating-Rate Fund Class I 10 Years	Eaton Vance Floating-Rate Fund Class R6 1 Year	Eaton Vance Floating-Rate Fund Class R6 3 Years	Eaton Vance Floating-Rate Fund Class R6 5 Years	Eaton Vance Floating-Rate Fund Class R6 10 Years	Eaton Vance Floating-Rate & High Income Fund Advisers Class 1 Year	Eaton Vance Floating-Rate & High Income Fund Advisers Class 3 Years	Eaton Vance Floating-Rate & High Income Fund Advisers Class 5 Years	Eaton Vance Floating-Rate & High Income Fund Advisers Class 10 Years	Eaton Vance Floating-Rate & High Income Fund Class A 1 Year	Eaton Vance Floating-Rate & High Income Fund Class A 3 Years	Eaton Vance Floating-Rate & High Income Fund Class A 5 Years	Eaton Vance Floating-Rate & High Income Fund Class A 10 Years	Eaton Vance Floating-Rate & High Income Fund Class C 1 Year	Eaton Vance Floating-Rate & High Income Fund Class C 3 Years	Eaton Vance Floating-Rate & High Income Fund Class C 5 Years	Eaton Vance Floating-Rate & High Income Fund Class C 10 Years	Eaton Vance Floating-Rate & High Income Fund Class I 1 Year	Eaton Vance Floating-Rate & High Income Fund Class I 3 Years	Eaton Vance Floating-Rate & High Income Fund Class I 5 Years	Eaton Vance Floating-Rate & High Income Fund Class I 10 Years	Eaton Vance Floating-Rate & High Income Fund Class R6 1 Year	Eaton Vance Floating-Rate & High Income Fund Class R6 3 Years	Eaton Vance Floating-Rate & High Income Fund Class R6 5 Years	Eaton Vance Floating-Rate & High Income Fund Class R6 10 Years
USD ($)	270	829	1,415	3,003	586	1,127	1,694	3,230	320	977	1,659	3,361	244	751	1,285	2,746	238	733	1,255	2,686	108	337	585	1,294	430	651	891	1,577	184	569	980	1,930	83	259	450	1,002	77	240	417	930	109	340	590	1,306	431	654	896	1,588	185	573	985	1,940	84	262	455	1,014	78	243	422	942